Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum rental payments for all non-cancelable operating leases (reduced by minor amounts from subleases) at December 31, 2012 are as follows:

(in millions of dollars)
2013	$21.0
2014	18.3
2015	15.7
2016	13.7
2017	11.8
Remainder	48.4
Total minimum rental payments	$128.9

Purchase Commitment, Excluding Long-term Commitment
Future minimum payments under unconditional purchase commitments, primarily for inventory purchase commitments at December 31, 2012 are as follows:

(in millions of dollars)
2013	$89.4
2014	8.1
2015	8.1
2016	8.1
2017	8.0
Thereafter	—
$121.7